PREPAYMENTS AND DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments And Deposits
SCHEDULE OF PREPAID EXPENSES AND DEPOSITS

	As of December 31,
	2021	2020
Receivables from sales distributors	$115,379	$35,302
Deposits to suppliers	301,233	261,068
Subtotal	416,612	296,370
Less: Provision for doubtful accounts	(121,095)	-
Total	$295,517	$296,370

SCHEDULE OF CHANGES IN ALLOWANCE FOR DOUBTFUL ACCOUNTS

Movements of allowance for doubtful accounts are as follows:

	For the years ended December 31,
	2021	2020
Beginning balance	$-	$-
Addition	121,514	-
Write off	-	-
Exchange rate effect	(419)	-
Ending balance	$121,095	$-